ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30,	December 31,
	2021	2020
Accounts receivable	$5,812,003	$–
Less: Allowance for doubtful accounts	–	–
Total accounts receivable	$5,812,003	$–